Annual Total Returns [BarChart] - LVIP Vanguard Bond Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2012	3.73%
2013	(2.76%)
2014	4.64%
2015	0.31%
2016	2.11%
2017	2.94%
2018	(0.15%)
2019	7.48%
2020	5.68%